Investments	9 Months Ended
Mar. 31, 2023
Interests in other entities [Abstract]
Investments	Investments
(a)    Choom Holdings Inc. (“Choom”)

Choom is a consumer cannabis company that is developing retail networks across Canada. Choom is publicly listed on the Canadian Securities Exchange.

(i)    Convertible Debenture

Effective July 8, 2021, the Company restructured its debt with Choom by extinguishing its existing $20.0 million unsecured convertible debenture and accrued interest of $2.1 million in exchange for: (i) 79,754,843 common shares in Choom with a fair value of $5.2 million; and (ii) a $6.0 million secured convertible debenture (“2021 Debenture”) which approximated fair value. The 2021 Debenture is secured by a second ranking security interest in all of Choom’s present and future acquired property. The 2021 Debenture bears interest at 7.0% per annum, matures on December 23, 2024, and is convertible into common shares in Choom at $0.10 per share. Additionally, the Company and Choom (i) amended the Investor Rights Agreement providing the right to nominate up to two directors to Choom’s Board of Directors and a participation right to maintain Aurora’s pro-rata ownership, and (ii) established a debt restructuring fee payable by Choom to Aurora based on products sold at Choom’s retail stores. As a result of the amendment, the $20.0 million unsecured convertible debenture with a fair value of $18.2 million and $2.1 million interest receivable was derecognized, resulting in a loss of $9.0 million recognized in other gains (losses) on the statements of comprehensive loss.

On April 22, 2022, Choom and certain of its subsidiaries obtained an order (the “Initial Order”) of the Supreme Court British Columbia providing Choom protection from their creditors pursuant to the Companies’ Creditors Act (Canada) (“CCAA”). As part of the Initial Order, the Company has agreed to advance Choom up to an aggregate of $0.8 million (“Loan”) to fund Choom’s ongoing operations and CCAA proceedings. The Loan accrues interest at a rate of 12% per annum, and matures, at the latest, on August 31, 2022. The Loan is secured against all assets of Choom and certain of its subsidiaries pursuant to the Initial Order. During the year ended June 30, 2022, the Company recorded an impairment of $0.8 million against the outstanding loan receivable. During the nine months ended March 31, 2023, the Company received principal plus accrued interest of $0.9 million.

As of March 31, 2023, the 2021 Debenture had a fair value of nil (June 30, 2022 - nil) resulting in an unrealized loss of nil for the nine months ended March 31, 2023 (year ended June 30, 2022 - $6.0 million). The Company considers the probability of collection in its assessment of fair value.

(ii)    Common Shares and Investment in Associate

As a result of the convertible debenture amendment, the Company obtained significant influence over the management of Choom based on its 19.2% ownership interest in Choom and qualitative factors described above. The 9,859,155 common shares previously held in Choom was reclassified from marketable securities (Note 7(a)) to investment in associates (Note 8) at its fair value of $0.6 million based on the quoted market price of $0.065 per share on the amendment date.

As of March 31, 2023, the Company held 89,613,998 (June 30, 2022 - 89,613,998) common shares in Choom, representing a 19.19% (June 30, 2022 - 19.19%) ownership interest with a fair value of nil. During the nine months ended March 31, 2023, the Company assessed the carrying value of the investment against the estimated recoverable amount and as a result, recognized an impairment charge of nil (year ended June 30, 2022 - 5.5 million) which has been recognized through the statements of comprehensive loss (Note 8).

(b)    Australis Capital Inc. (“ACI”)

ACI is a public company that is focused on investments and acquisitions in the cannabis space and more specifically, investment in the growing U.S. cannabis market. ACI was previously wholly-owned by Aurora and was spun-out to Aurora shareholders on September 19, 2018. As of March 31, 2023, the Company holds the following restricted back-in right warrants:

(a)22,628,751 warrants exercisable at $0.20 per share expiring September 19, 2028; and
(b)The number of warrants equal to 20% of the number of common shares issued and outstanding in ACI as of the date of exercise. The warrants are exercisable at the five-day volume weighted average trading price (“VWAP”) of ACI’s shares and have an expiration date of September 19, 2028.

Aurora is restricted from exercising the back-in right warrants unless all of ACI’s business operations in the U.S. are permitted under applicable U.S. federal and state laws and Aurora has received consent of the TSX and any other stock exchange on which Aurora may be listed, as required. As of March 31, 2023, the warrants remain un-exercisable.

As of March 31, 2023, the warrants had a fair value of nil (June 30, 2022 - $1.4 million) estimated using the Binomial model with the following assumptions: share price of $0.03 (June 30, 2022 - $0.09); risk-free interest rate of 3% (June 30, 2022 - 4%); dividend yield of 0% (June 30, 2022 - 0%); stock price volatility of 122% (June 30, 2022 - 113%); an expected life of 5.48 years (June 30, 2022 - 6.23 years); and adjusted for a probability factor of legalization of cannabis in the U.S. under federal and certain state laws. As a result, the Company recognized a $1.4 million unrealized loss on the fair value during the nine months ended March 31, 2023 (year ended June 30, 2022 - $4.2 million) (Note 7(b)).

(c)    Radient Technologies Inc. (“Radient”)

Radient is a public company listed on the TSX Venture Exchange (“TSXV”) and is a commercial manufacturer of cannabis derivatives, formulations and products.

As of March 31, 2023, the Company held 37,643,431 shares in Radient (June 30, 2022 – 37,643,431) with a fair value of nil (June 30, 2022 - $1.1 million) resulting in an unrealized loss for the nine months ended March 31, 2023 of $1.1 million (year ended June 30, 2022 - $1.9 million) (Note 7(a)).

(d)    Investee-B

Investee-B is a private Canadian company that cultivates, manufactures, and distributes medical cannabis products in Jamaica. As of March 31, 2023, The Company holds a $13.5 million (US $10.0 million) (June 30, 2022 - $12.9 million (US$10.0 million)) convertible debenture in Investee-B that bears interest at 1.5% per annum, payable in cash or common shares equal to the fair value of shares at the time of issuance. The debentures are convertible into common shares of Investee-B at US $4.9585 at Aurora’s option until July 2, 2023. As part of the arrangement, Aurora has the right to: (i) participate in any future equity offerings of Investee-B to enable Aurora to maintain its percentage ownership interest, and (ii) to nominate a director to Investee-B’s Board of Directors as long as the Company owns at least a 10% interest.
As of March 31, 2023, the convertible debenture had a fair value of nil (US $10.6 million) (June 30, 2022 – $14.0 million (US $10.8 million))(Note 7(b)). The Company recognized unrealized gains of $0.1 million for the nine months ended March 31, 2023 (June 30, 2022 – $1.0 million Note 7(b)). The fair value was estimated using two coupled Black-Scholes models based on the following assumptions: estimated share price of $3.71 (June 30, 2022 – $3.71); risk-free interest rate of 2.34% (June 30, 2022 – 2.77%); dividend yield of 0% (June 30, 2022 – 0%); stock price volatility of 38.39% (June 30, 2022 – 41.93%); credit spread of 1.18% (June 30, 2022 – 1.34%) and an expected life of 0.25 years (June 30, 2022 – 1.01 years). If the estimated volatility increases or decreases by 10%, the estimated fair value would increase or decrease by approximately nil (June 30, 2022 – $0.1 million). If the estimated share price increases or decreased by 10%, the estimated fair value would increase or decrease by approximately $0.1 million (June 30, 2022 – $0.2 million).

Subsequent to March 31, 2023, the Company in anticipation of a payment default, renegotiated the payment terms of the convertible debenture agreement, which included forgiveness of $6.75 million (US $5.0 million) and an extension to repay the remaining $6.75 million (US $5.0 million) to June 30, 2025. In consideration for the amendments, the Company received $0.1 million upon execution and will be paid $0.3 million on or before July 1, 2023. Additionally, the conversion feature was removed. As a result of these amendments, the Company determined there was a significant increase in credit risk and high probability of default given Investee-B’s financial constraints. Accordingly, the Company recognized credit losses equal to its fair value of $14.4 million (US $10.6 million) including accrued interest in other expenses (income) on the consolidated statements of loss and comprehensive loss.

(e)    High Tide Inc. (“High Tide”)

High Tide is an Alberta based, retail focused cannabis company and is publicly listed on the TSX-V.

On July 23, 2020, the Company entered into an amended restated secured convertible debenture (the “July 2020 Debenture”) agreement in the amount of $10.0 million. Under the terms of the amendment, the July 2020 Debenture is secured against the assets and properties of High Tide, bears no interest, are convertible into common shares of High Tide at $0.425 per share at the option of the Company at any time, and matures on January 1, 2025. The Company entered into a debt restructuring agreement on July 23, 2020 whereby High Tide will pay a 0.5% royalty payment on all non-Aurora product revenue generated by High Tide beginning November 1, 2021, with an automatic increase of an additional 0.5% each subsequent year. Payments under the July 2020 Debentures can be offset against other obligations between Aurora and High Tide.

The conversion of the July 2020 Debenture was subject to Aurora holding no more than a 25% ownership interest in High Tide in accordance with the ownership restriction applicable to licensed producers under the Cannabis Retail Regulations in Ontario.

During the nine months ended March 31, 2023, $0.5 million of High Tide service fees (June 30, 2022 - $1.0 million) incurred by the Company were applied against the principal outstanding under the July 2020 convertible debentures. As at March 31, 2023, the remaining July 2020 convertible debentures had a fair value of $7.1 million (June 30, 2022 – $8.4 million), resulting in an unrealized loss of $1.5 million for the nine months ended March 31, 2023 (June 30, 2022 – $7.8 million) net of $0.5 million in repayments (June 30, 2022 - $1.0 million). The fair value of the convertible debentures was estimated using the FINCAD model with the following assumptions: share price of $0.12 (June 30, 2022 – $0.17); credit spread of 12.5% (June 30, 2022 – 12.6%); dividend yield of 0% (June 30, 2022 – 0%); stock price volatility of 69% (June 30, 2022 – 94%) and an expected life of 1.76 years (June 30, 2022 – 2.51 years).

(f)    Investee-C

Investee-C is a privately held Licensed Producer, based in Ontario, focused on growing premium craft cannabis in Canada.

On May 19, 2021, the Company invested $2.5 million in a secured convertible debenture that matures on October 31, 2022. The debenture bears interest at 8% per annum on the outstanding principal with the first interest payable quarterly in arrears beginning September 30, 2021. The debenture is convertible into common shares of Investee-C at a 15% discount to, the first to occur of: (i) the consideration received by a holder of Investee-C common shares pursuant to a change of control, or (ii) the issuance price of Investee-C common shares pursuant to a public offering.
On October 31, 2022, the Company entered into a Termination Agreement, whereby Investee-C agreed to repay the remaining balance on the convertible debentures. The Company received net proceeds of $2.5 million, inclusive of accrued interest and net of amounts owed by the Company, in consideration for releasing the security.